ALYESKA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS
            PERIOD FROM JANUARY 1, 2003 (COMMENCEMENT OF OPERATIONS)
                                TO MARCH 31, 2003

                              ALYESKA FUND, L.L.C.

                              FINANCIAL STATEMENTS


            PERIOD FROM JANUARY 1, 2003 (COMMENCEMENT OF OPERATIONS)
                                TO MARCH 31, 2003


                                    CONTENTS

Report of Independent Auditors...............................................  1
Statement of Assets, Liabilities and Members' Capital - Net Assets...........  2
Statement of Operations......................................................  3
Statement of Changes in Members' Capital - Net Assets........................  4
Statement of Cash Flows......................................................  5
Notes to Financial Statements................................................  6

(LOGO)
ERNST & YOUNG
[GRAPHIC OMITTED]

[ ] ERNST & YOUNG LLP                       [ ] Phone: (212) 773-3000
    5 Times Square                              www.ey.com
    New York, New York 10036-6530


                         Report of Independent Auditors

 To the Members of
   Alyeska Fund, L.L.C.

 We have audited the accompanying statement of assets, liabilities and members' capital of Alyeska Fund, L.L.C. (the "Company") as of March 31, 2003, and the related statements of operations and changes in members' capital - net assets for the period from January 1, 2003 (commencement of operations) to March 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in investment funds as of March 31, 2003, by correspondence with management of the underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Alyeska Fund, L.L.C. at March 31, 2003, the results of its operations and the changes in its members' capital
 - net assets for the period from January 1, 2003 (commencement of operations) to March 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                          /s/  ERNST & YOUNG LLP

 May 15, 2003

                   A Member Practice of Ernst & Young Global

ALYESKA FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2003
ASSETS

Investments in investment funds, at fair value (cost - $10,000)        $ 10,128
Cash and cash equivalents                                                   906
Receivable for investments paid in advance                                2,250
Receivable for investment sold                                               56
Interest receivable                                                           1
Other assets                                                                 11
                                                                      ----------
       TOTAL ASSETS                                                      13,352
                                                                      ----------
LIABILITIES

Management fee payable                                                       11
Accrued expenses                                                            146
                                                                      ----------
       TOTAL LIABILITIES                                                    157
                                                                      ----------
             NET ASSETS                                                $ 13,195
                                                                      ==========
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                              $ 13,067
Net unrealized appreciation on investments                                  128
                                                                      ----------
       MEMBERS' CAPITAL - NET ASSETS                                   $ 13,195
                                                                      ==========

The accompanying notes are an integral part of these financial statements.

ALYESKA FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                  PERIOD FROM JANUARY 1, 2003
                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                                      TO MARCH 31, 2003

Investment Income
    Interest                                                                              $      2
                                                                                         -----------
EXPENSES
       Organizational expenses                                                                  82
       Professional fees                                                                        31
       Management fees                                                                          29
       Accounting fees                                                                          20
       Board of Managers' fees and expenses                                                     11
       Investor services fees                                                                    7
       Custodian fees                                                                            2
       Insurance expense                                                                         1
       Miscellaneous                                                                            23
                                                                                         -----------
          TOTAL EXPENSES                                                                       206
                                                                                         -----------
          NET INVESTMENT LOSS                                                                 (204)
                                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

    NET REALIZED LOSS ON INVESTMENTS                                                           (82)
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                       128
                                                                                         -----------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       46
                                                                                         -----------
          NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES             $   (158)
                                                                                         ===========

The accompanying notes are an integral part of these financial statements.

ALYESKA FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                     PERIOD FROM JANUARY 1, 2003
                                                    (COMMENCEMENT OF OPERATIONS)
                                                          TO MARCH 31, 2003

    Net investment loss                                      $    (204)
    Net realized loss on investments                               (82)
    Net change in unrealized appreciation on
       investments                                                 128
                                                            -----------
       NET DECREASE IN MEMBERS' CAPITAL
          DERIVED FROM INVESTMENT ACTIVITIES                      (158)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                       13,353
    Capital withdrawals                                             --
                                                            -----------
       INCREASE IN MEMBERS' CAPITAL
           DERIVED FROM CAPITAL TRANSACTIONS                    13,353

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                      --
                                                           ------------

       MEMBERS' CAPITAL AT END OF PERIOD                    $   13,195
                                                           ============


The accompanying notes are an integral part of these financial statements.

ALYESKA FUND, L.L.C.

STATEMENT OF CASH FLOWS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                    PERIOD FROM JANUARY 1, 2003
                                                                                    (COMMENCEMENT OF OPERATIONS)
                                                                                          TO MARCH 31, 2003

Cash flows from operating activities
    Net decrease in members' capital derived from investment activities                   $     (158)
    Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash used in operating activities:
       Increase in investments in investment funds, at fair value                            (10,128)
       Increase in receivable for investments paid in advance                                 (2,250)
       Increase in receivable for investment sold                                                (56)
       Increase in interest receivable                                                            (1)
       Increase in other assets                                                                  (11)
       Increase in management fee payable                                                         11
       Increase in accrued expenses                                                              146
                                                                                         ------------
          NET CASH USED IN OPERATING ACTIVITIES                                              (12,447)

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                                     13,353
    Capital withdrawals                                                                           --
                                                                                         ------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                                           13,353

          NET CHANGE IN CASH AND CASH EQUIVALENTS                                                906
             Cash and cash equivalents at beginning of period                                     --
                                                                                         ------------
             Cash and cash equivalents at end of period                                   $      906
                                                                                         ============

The accompanying notes are an integral part of these financial statements.

ALYESKA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Alyeska Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on January 19, 1999 and commenced operations on January 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company seeks maximum capital appreciation by seeking superior risk-adjusted returns through the use of a multi-strategy, multi-manager investment program. It pursues the objective by investing its assets primarily in hedged equity strategies focusing on fast growing sectors of the world economy and regional investments, among others.

         Responsibility for the overall management and supervision of operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an investment adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Company.
         CIBC World Markets Corp. ("CIBC WM"), the managing member of the Adviser, relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A. PORTFOLIO VALUATION

         Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums.

         The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements.

ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         Substantially all of the underlying investments of the investment funds are comprised of readily marketable securities. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the Company's valuation principles or as may be determined from time to time pursuant to policies established by the Board of Managers.

         B. REVENUE AND EXPENSE RECOGNITION

         Interest income and expense are recorded on the accrual basis.

         C. ORGANIZATIONAL EXPENSES

         Organization costs related to the formation of the Company amounted to approximately $150,000. Of this amount, $74,360 was borne by the Company and was expensed as incurred. The Adviser agreed to initially bear the remaining amount of organization costs, and the Company will reimburse the Adviser for these expenditures, or a portion thereof, on a monthly basis, during the first twelve months of the Company's operations. The Adviser has agreed to limit the amount of each monthly reimbursement payment by the Company to 0.020883% (0.25% on an annualized basis) of the Company's members' capital, determined as of the end of each month during such period. If after the twelve-month period following the commencement of the Company's operations, all of the organizational expenses have not been reimbursed, the Adviser will bear the remaining portion of such expenditures. For the period from January 1, 2003 through March 31, 2003, the organizational expense reimbursement to the Adviser totaled $7,177. During the twelve-month period, newly admitted members and existing members that contribute capital to the Company will be allocated a proportionate share of the organization costs previously expensed.

         D. FUND EXPENSES

         The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and investor servicing fees; auditing fees; custody fees; management fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers.

         E. CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At March 31, 2003, $906,234 in cash equivalents were held at PNC Bank.

ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss.

         The Company reclassified ($203,633) and ($82,398) from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company will pay CIBC WM a monthly fee at a monthly rate of 0.08333% (1% on an annualized basis) of the Company's net assets. CIBC WM will pay a portion of the fee to its affiliates. CIBC WM acts as a non-exclusive placement agent for the Company and will bear costs associated with its activities as placement agent.

         The Company pays a fee to CIBC WM to compensate it for providing ongoing investor services and account maintenance services to investors in the Company. This fee is paid monthly in an amount equal to 0.0208333% (0.25% on an annualized basis) of the Company's net assets.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with members' respective investment percentages for the fiscal period. Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. The Adviser has voluntarily agreed to waive its right to the Incentive Allocation with respect to any net profits allocated to Members through December 31, 2004. Thus, the Incentive Allocation will apply only to the net profits allocated to a Member's capital account on or after January 1, 2005.

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, Howard Singer, as the Principal Manager, is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period ended March 31, 2003, such fees and expenses incurred totaled $10,538.

ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company.

         PFPC Inc. ("PFPC") provides certain accounting, record keeping, tax and investor related services to the Company. The Company pays a monthly fee to PFPC based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of PFPC's expenses.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment funds for the period ended March 31, 2003, amounted to $11,200,000 and $1,117,602, respectively. At March 31, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2003, accumulated net unrealized appreciation on investments was $127,738, consisting of $270,367 gross unrealized appreciation and $142,629 gross unrealized depreciation.

     5.  INVESTMENTS IN INVESTMENT FUNDS

         The following table lists the Company's investments in investment funds as of March 31, 2003, none of which were related parties. The agreements related to the investments in investment funds provide for compensation in the form of management fees of 0% to 2.5% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned.

                                                                                                       % OF
                                                                                                      MEMBERS'
         INVESTMENT FUND                                          COST           FAIR VALUE           CAPITAL
         ---------------                                      -----------        -----------          ------
         Avocet European Technology Fund, L.P.                $ 1,600,000        $ 1,574,470          11.93%
         Big Sky Global Vision,L.P.                             1,550,000          1,593,511          12.08%
         Cipher Composite Fund Limited Partnership              1,550,000          1,584,958          12.01%
         CCL Fund, LLC                                          1,600,000          1,791,898          13.58%
         SEG Partners, LP                                       1,850,000          1,834,164          13.90%
         Wynnefield Partners Small Cap Value, L.P.              1,850,000          1,748,737          13.25%
                                                              -----------        -----------          ------

         Total                                                $10,000,000        $10,127,738          76.75%
                                                              ===========        ===========          ======

         Other Assets, less Liabilities                                            3,067,381          23.25%
                                                                                 -----------          ------

         Members' Capital - Net Assets                                           $13,195,119         100.00%
                                                                                 ===========         =======

         As of March 31, 2003, the Company has contributed $1,250,000 to Horseman Global Fund, L.P. and $1,000,000 to TCS Capital, L.P. which are included in receivable for investments paid in advance on the accompanying statement of assets, liabilities and members' capital - net assets.

ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                               PERIOD FROM JANUARY 1, 2003
                                                                    (COMMENCEMENT OF
                                                                       OPERATIONS)
                                                                   TO MARCH 31, 2003
                                                               ---------------------------

               Net assets, end of period (000)                            13,195
               Ratio of net investment loss to average net assets         (5.45%)*
               Ratio of expenses to average net assets                     5.52%*
               Total return**                                             (1.08%)
               Portfolio turnover                                         11.13%

         *  Annualized.
         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted.

     8.  SUBSEQUENT EVENTS

         Effective April 1, 2003, the Company received initial and additional contributions from members of $648,880.

         On January 2, 2003, Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary Fahnestock & Co. Inc. ("Fahnestock & Co."), CIBC WM and Canadian Imperial Bank of Commerce entered into

ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENTS (CONTINUED)

         an agreement pursuant to which Fahnestock & Co. (or an affiliated company) will, subject to certain conditions, acquire the U.S. asset management business of CIBC WM (the "Transaction"), including its ownership in, and control of the Adviser (to be renamed Advantage Advisers Management, L.L.C.).

         Consummation of the Transaction will result in a change of control of the Adviser and, thus, as required by the 1940 Act will result in the automatic termination of the existing investment advisory agreement between the Company and the Adviser.

         Consequently, the Board of Managers of the Company approved the solicitation of the members of the Company (the "Members") to approve a new investment advisory agreement with the Adviser to become effective upon consummation of the Transaction. The new investment advisory agreement is substantially identical to the existing agreement.

         These proposals were approved by Members at a meeting held May 5, 2003.

ALYESKA FUND, L.L.C.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

------------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S) HELD
                               WITH THE COMPANY                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS,
   NAME, ADDRESS AND AGE         AND LENGTH OF        NUMBER OF PORTFOLIOS OVERSEEN IN FUND COMPLEX AND OTHER DIRECTORSHIPS HELD
                                  TIME SERVED         --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                      INDEPENDENT MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Sol Gittleman, 68               Manager since     The Alice and Nathan Gantcher University Professor at Tufts University; previously
Ballou Hall                       May 2003.       served as Senior Vice President and Provost of Tufts University from 1981-2001. He
Tufts University                                  is also a  Manager/Director/Trustee  of 6 other  funds  advised by the  Investment
Medford, MA 02155                                 Adviser or its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Luis Rubio, 47                  Manager since     President of Centro de Investigation Para el Desarrollo,  A.C. (Center of Research
Centro de Investigacion           May 2003.       Development)(2000 to present) and Director of the same organization 1984 to 2000);
Para el Desarrollo, A.C.                          Adjunct Fellow,  Center for Strategic and International Studies (1993 to present);
Jaime  Balmes No. 11, D - 2                       Member, Advisory Board of the National Council of Science and Technology of Mexico
Los Morales Polanco                               (1989 to 2000);  Director,  Human Rights Commission of Mexico City (1994 to 2002).
Mexico D. F. 11510                                He is a  Director/Manager/Trustee  of 19 other investment  companies for which the
                                                  Adviser or one of its  affiliates  serves as an investment  adviser.  From 1991 to
                                                  1993, Dr. Rubio was a Director of Banco National de Mexico S.A.
------------------------------------------------------------------------------------------------------------------------------------
Janet L. Schinderman, 51        Manager since     Associate  Dean for Special  Projects  and  Secretary  to the Board of  Overseers,
Columbia Business School          May 2003.       Columbia Business School of Columbia University (1990 to present). Ms. Schinderman
Office of the Dean                                is also a  Manager/Director/Trustee  of 9 other investment companies for which the
101 Uris Hall                                     Adviser or one of its  affiliates  serves as an investment  adviser.  From 1987 to
Columbia University                               1990, she served as Executive Assistant to the President at the Illinois Institute
New York, NY 10027                                of Technology.
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 39            Manager since     Managing  Director,  Asset Management,  Oppenheimer Asset Management Inc. ("OAM").
Oppenheimer Asset                 May 2003.       Mr.  Singer  also  serves  as a  Director/Manager/Trustee  of 11 other  investment
Management Inc.                                   companies  for which the  Adviser or one of its  affiliates  serves as  investment
622 Third Avenue                                  adviser.
New York, NY 10017
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